Goodwill - Assumptions (Details) - EUR (€) € in Millions		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Applications, Technology & Services
Key Assumptions
Budgeted revenue growth (average of the budgeted period)		3.00%	4.80%
Pre-tax discount rate			11.00%
After-tax discount rate		9.10%	8.60%
Terminal growth rate		3.00%	3.00%
Detailed planning period (in years)		5 years	5 years
Target operating margin	35.90%
Intelligent Spend Group
Key Assumptions
Budgeted revenue growth (average of the budgeted period)		13.30%	13.80%
Pre-tax discount rate			11.50%
After-tax discount rate		10.40%	9.00%
Terminal growth rate		3.00%	3.00%
Detailed planning period (in years)		9 years	9 years
Target operating margin		30.60%
Customer Experience
Key Assumptions
Budgeted revenue growth (average of the budgeted period)	18.60%		32.90%
Pre-tax discount rate			11.70%
After-tax discount rate	9.00%		9.40%
Terminal growth rate	3.00%		3.00%
Detailed planning period (in years)	9 years		5 years
Target operating margin	22.60%
Excess of recoverable amount over carrying amount	€ 4,574		€ 8,476
Qualtrics
Key Assumptions
Budgeted revenue growth (average of the budgeted period)		22.60%
After-tax discount rate		11.10%
Terminal growth rate		3.00%
Detailed planning period (in years)		13 years	0 years
Target operating margin		21.50%
Excess of recoverable amount over carrying amount		€ 4,071